Consolidated statement of cash flows Consolidated statement of cash flows (Parenthetical) $ in Millions	Jun. 30, 2019 USD ($)
Disclosure of voluntary change in accounting policy [line items]
Cash and cash equivalents	$ 296,723	[1]
Change in accounting policy to include the net impact of other cash equivalents not previously included in cash and cash equivalents | Decrease due to changes in accounting policy
Disclosure of voluntary change in accounting policy [line items]
Cash and cash equivalents	$ (15,300)

[1]	2At 31 December 2019, HSBC re-presented cash and cash equivalents to reflect a consistent global approach to these amounts. The net effect of these changes decreased cash and cash equivalents by $15.3bn at 30 June 2019.